PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2013
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

9. PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following:

	As of December 31,
	2012	2013	2013
	RMB	RMB	US$
Office computer equipment	16,251	9,938	1,642
Office furniture and equipment	11,948	13,643	2,254
Software	7,987	14,241	2,352
Servers and network equipment	380,413	378,560	62,534
Motor vehicles	2,609	1,510	248
Leasehold improvements	19,073	26,795	4,427
	438,281	444,687	73,457
Less: Accumulated depreciation	(240,345)	(222,458)	(36,747)
Construction in progress	2,745	—	—
	200,681	222,229	36,710

The Company recognized impairment charges on property and equipment of RMB nil, RMB nil and RMB20,512 (US$3,388) for the years ended December 31, 2011, 2012 and 2013, respectively (see Note 2 “ Impairment of Long-Lived Assets Other Than Goodwill”).

Depreciation expense was RMB45,670, RMB81,609 and RMB111,098 (US$18,352) for the years ended December 31, 2011, 2012 and 2013, respectively.